Performance Management	Oct. 31, 2025
Knollbrook Disciplined International Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Portfolio has not commenced operations as of the date of this prospectus. The returns presented for the Portfolio reflect the performance of the Predecessor Fund. It is anticipated that on or about the Closing Date, the Portfolio will acquire the assets and assume the liabilities of the Predecessor Fund in a tax-free reorganization for U.S. federal income tax purposes (the “Predecessor Fund Reorganization”). As a result of the Predecessor Fund Reorganization, the Portfolio will adopt the performance and financial history of the Predecessor Fund.

The chart and table below show how the performance of the Predecessor Fund’s Advisor shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years for the Predecessor Fund’s Advisor shares compares to those of selected market indices. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Portfolio will perform in the future. Performance reflects expense reimbursements and/or fee waivers applicable to the Predecessor Fund’s Advisor shares made in 2016 through 2025. If such expense reimbursements or waivers were not in place, the Predecessor Fund’s Advisor shares performance in 2016 through 2025 would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-215-419-6662.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The chart and table below show how the performance of the Predecessor Fund’s Advisor shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years for the Predecessor Fund’s Advisor shares compares to those of selected market indices.
Performance Additional Market Index [Text]	The Morningstar Foreign Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest quarterly return for the Predecessor Fund’s Advisor shares was 15.16% (for the quarter ended December 31, 2022) and the lowest quarterly return for the Predecessor Fund’s Advisor shares was -24.55% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns for the Predecessor Fund’s Advisor shares are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Predecessor Fund’s Advisor shares are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	39.87%	12.43%	8.02%
Return After Taxes on Distributions	39.32%	11.71%	7.51%
Return After Taxes on Distributions and Sale of Portfolio Shares	25.51%	10.13%	6.64%
MSCI World ex-USA Index (reflects no deduction for fees, expenses or taxes)	31.85%	9.46%	8.55%
Morningstar Foreign Large Value Average[1]	38.48%	11.40%	8.12%

[1]	The Morningstar Foreign Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-215-419-6662
Knollbrook Disciplined International Equity ETF | Knollbrook Disciplined International Equity ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	15.16%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(24.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Knollbrook Global Secured Options ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Portfolio has not commenced operations as of the date of this prospectus. The returns presented for the Portfolio reflect the performance of the Predecessor Fund. It is anticipated that on or about the Closing Date, the Portfolio will acquire the assets and assume the liabilities of the Predecessor Fund in a tax-free reorganization for U.S. federal income tax purposes (the “Predecessor Fund Reorganization”). As a result of the Predecessor Fund Reorganization, the Portfolio will adopt the performance and financial history of the Predecessor Fund.

The chart and table below show how the performance of the Predecessor Fund’s Advisor shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years for the Predecessor Fund’s Advisor shares compares to those of selected market indices. The Predecessor Fund’s Advisor shares past performance, before and after taxes, does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-215-419-6662.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s Advisor shares past performance, before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The chart and table below show how the performance of the Predecessor Fund’s Advisor shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years for the Predecessor Fund’s Advisor shares compares to those of selected market indices.
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest quarterly return for the Predecessor Fund’s Advisor shares was 14.65% (for the quarter ended June 30, 2020) and the lowest quarterly return for the Predecessor Fund’s Advisor shares was -20.80% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

After-tax returns for the Predecessor Fund’s Advisor shares are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Predecessor Fund’s Advisor shares are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Portfolio Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	22.48%	10.44%	7.70%
Return After Taxes on Distributions	20.66%	7.80%	2.32%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	14.02%	7.38%	4.19%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.72%

[1]	In certain cases, the Return After Taxes on Distribution and Sale of Portfolio Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-215-419-6662
Knollbrook Global Secured Options ETF | Knollbrook Global Secured Options ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	14.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(20.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020